Finance debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowings	$ 29,954	$ 35,700
Current borrowings and current portion of non-current borrowings	3,576	3,641
Non-current portion of non-current borrowings	26,378	32,059
Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	4,908	4,517
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	25,046	31,183
Banking Market [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,285	1,237
Banking Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	8,387	8,525
Capital Market [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,896
Capital Market [Member] | BRAZIL
IfrsStatementLineItems [Line Items]
Borrowings		2,504
Capital Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	14,061	19,527
Development Banks [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	723	769
Other Debt [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	4
Other Debt [Member] | BRAZIL
IfrsStatementLineItems [Line Items]
Borrowings		7
Other Debt [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	155	180
Export Credit Agencies [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 2,443	$ 2,951